Other assets-Office buildings, land, equipment and facilities and Other / Other liabilities - Schedule of Other assets-Other and Other liabilities (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2025	Mar. 31, 2024
Other assets-Other:
Securities received as collateral		¥ 382,780	¥ 332,363
Goodwill and other intangible assets		73,345	38,387
Net deferred tax assets	[1]	25,224	24,254
Investments in equity securities for other than operating purposes	[2]	302,973	299,638
Deposit receivables	[3]	214,587	316,570
Prepaid expenses		28,003	22,811
Other		97,561	121,598
Total, Other assets-Other		1,124,473	1,155,621
Other liabilities:
Obligation to return securities received as collateral		382,780	332,363
Accrued income taxes		88,424	81,585
Net deferred tax liabilities	[1]	113,820	85,301
Other accrued expenses and provisions	[4]	551,064	596,684
Operating lease liabilities		174,132	189,814
Other		146,378	128,799
Total, Other liabilities		¥ 1,456,598	¥ 1,414,546
Operating Lease, Liability, Statement of Financial Position [Extensible List]		Operating lease liabilities	Operating lease liabilities

[1]	Net deferred tax assets are deferred tax assets offset by deferred tax liabilities which relate to the same tax-paying component within a particular tax jurisdiction. Net deferred tax liabilities are deferred tax liabilities offset by deferred tax assets which relate to the same tax-paying component within a particular tax jurisdiction. See Note 15 “Income taxes” for further information.
[2]	Includes equity securities held for other than trading or operating purposes. These investments comprise listed equity securities and unlisted equity securities of ¥6,410 million and ¥293,228 million respectively, as of March 31, 2024, and ¥5,889 million and ¥297,085 million respectively, as of March 31, 2025. These securities are generally carried at fair value, with changes in fair value recognized and reported within Revenue—Other in the consolidated statements of income. Also includes equity securities without a readily determinable fair value. See Note 6 “Non-trading investments” for further information.
[3]	Includes Japan Securities Clearing Corporation’s clearing fund.
[4]	Includes a liability of ¥21,177 million and ¥14,240 million as of March 31, 2024 and 2025 respectively, in respect of all outstanding and unsettled investigations, lawsuits and other legal proceedings where loss is considered probable and the amount of such loss can be reasonably estimated. See Note 20 “Commitments, contingencies and guarantees” for further information.